AB Variable Products Series Fund, Inc.

AB Balanced Wealth Strategy Portfolio

Portfolio of Investments

March 31, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 39.1%
Information Technology - 7.4%
Communications Equipment - 0.5%
Cisco Systems, Inc.	16,903	$912,593
F5 Networks, Inc. (a)	476	74,699
Nokia Oyj (Sponsored ADR)-Class A	83,638	478,409

		1,465,701

Electronic Equipment, Instruments & Components - 0.2%
CDW Corp./DE	4,828	465,274

IT Services - 1.9%
Accenture PLC-Class A	277	48,758
Automatic Data Processing, Inc.	4,971	794,068
Cognizant Technology Solutions Corp.-Class A	6,539	473,751
Fidelity National Information Services, Inc.	6,768	765,461
Mastercard, Inc.-Class A	516	121,492
Paychex, Inc.	1,017	81,563
PayPal Holdings, Inc. (a)	7,429	771,427
Visa, Inc.-Class A	11,459	1,789,781

		4,846,301

Semiconductors & Semiconductor Equipment - 0.8%
Micron Technology, Inc. (a)	157	6,489
Texas Instruments, Inc.	10,398	1,102,916
Xilinx, Inc.	7,075	897,039

		2,006,444

Software - 2.6%
Adobe, Inc. (a)	2,911	775,752
Cadence Design Systems, Inc. (a)	169	10,733
Check Point Software Technologies Ltd. (a)	5,216	659,772
Dassault Systemes SE	227	33,834
Fortinet, Inc. (a)	620	52,061
Intuit, Inc.	346	90,448
Microsoft Corp.	27,080	3,193,815
Oracle Corp.	21,833	1,172,650
Trend Micro, Inc./Japan	700	34,140
VMware, Inc.-Class A	3,474	627,092

		6,650,297

Technology Hardware, Storage & Peripherals - 1.4%
Apple, Inc.	13,255	2,517,788
HP, Inc.	26,212	509,299
Xerox Corp.	19,530	624,569

		3,651,656

		19,085,673

Financials - 4.7%
Banks - 2.1%
Bank of America Corp.	54,261	1,497,061
Barclays PLC	2,975	5,992
Citigroup, Inc.	17,326	1,078,024
Citizens Financial Group, Inc.	301	9,782
JPMorgan Chase & Co.	13,852	1,402,238
Lloyds Banking Group PLC	82,042	66,468
Royal Bank of Scotland Group PLC	10,791	34,748
Wells Fargo & Co.	27,248	1,316,624

		5,410,937

Company	Shares	U.S. $ Value
Capital Markets - 0.6%
ASX Ltd.	248	$12,319
Daiwa Securities Group, Inc.	7,800	38,020
Goldman Sachs Group, Inc. (The)	4,426	849,748
Hong Kong Exchanges & Clearing Ltd.	1,000	34,939
MSCI, Inc.-Class A	410	81,524
Partners Group Holding AG	26	18,914
S&P Global, Inc.	2,411	507,636
SEI Investments Co.	762	39,815
Singapore Exchange Ltd.	7,300	39,461

		1,622,376

Consumer Finance - 0.2%
Discover Financial Services	495	35,224
Synchrony Financial	18,250	582,175

		617,399

Diversified Financial Services - 0.7%
Berkshire Hathaway, Inc.-Class B (a)	8,350	1,677,432

Insurance - 1.1%
Admiral Group PLC	1,057	29,898
Everest Re Group Ltd.	4,428	956,271
Fidelity National Financial, Inc.	23,665	864,956
Japan Post Holdings Co., Ltd.	300	3,511
Legal & General Group PLC	10,249	36,780
MetLife, Inc.	1,844	78,499
PICC Property & Casualty Co., Ltd.-Class H	34,000	38,706
Progressive Corp. (The)	10,838	781,311

		2,789,932

		12,118,076

Real Estate - 4.5%
Diversified Real Estate Activities - 0.3%
City Developments Ltd.	9,900	66,255
Mitsubishi Estate Co., Ltd.	3,000	54,435
Mitsui Fudosan Co., Ltd.	9,000	226,724
New World Development Co., Ltd.	41,000	68,048
Sumitomo Realty & Development Co., Ltd.	2,100	87,129
Sun Hung Kai Properties Ltd.	10,000	171,907
UOL Group Ltd.	7,700	39,586

		714,084

Diversified REITs - 0.2%
Armada Hoffler Properties, Inc.	4,972	77,513
Empire State Realty Trust, Inc.-Class A	4,016	63,453
Essential Properties Realty Trust, Inc.	4,374	85,380
Fibra Uno Administracion SA de CV	13,590	18,729
GPT Group (The)	25,437	112,204
H&R Real Estate Investment Trust	2,916	51,082
Hulic Reit, Inc.	43	73,274
Kenedix Office Investment Corp.-Class A	4	27,771
Merlin Properties Socimi SA	4,144	54,233
Mirvac Group	30,588	59,751

		623,390

Company	Shares	U.S. $ Value
Equity Real Estate Investment Trusts (REITs) - 1.5%
CubeSmart	25,955	$831,598
Equinix, Inc.	186	84,288
Link REIT	10,268	120,214
Mid-America Apartment Communities, Inc.	14,230	1,555,766
Regency Centers Corp.	17,957	1,211,918
Scentre Group	2,068	6,037

		3,809,821

Health Care REITs - 0.1%
HCP, Inc.	4,818	150,804
Medical Properties Trust, Inc.	5,920	109,579
Omega Healthcare Investors, Inc.	3,161	120,592
Physicians Realty Trust	2,110	39,689

		420,664

Hotel & Resort REITs - 0.1%
Japan Hotel REIT Investment Corp.	60	48,372
Park Hotels & Resorts, Inc.	3,541	110,054
RLJ Lodging Trust	5,306	93,226

		251,652

Industrial REITs - 0.3%
Goodman Group	7,216	68,435
Nippon Prologis REIT, Inc.	27	57,484
Prologis, Inc.	4,158	299,168
Rexford Industrial Realty, Inc.	1,541	55,183
Segro PLC	7,896	69,311
STAG Industrial, Inc.	3,129	92,775
Tritax Big Box REIT PLC	24,260	45,393

		687,749

Office REITs - 0.3%
Alexandria Real Estate Equities, Inc.	1,037	147,835
Boston Properties, Inc.	1,000	133,880
Brandywine Realty Trust	2,966	47,041
CapitaLand Commercial Trust	48,000	68,771
City Office REIT, Inc.	2,980	33,704
Cousins Properties, Inc.	7,058	68,180
Daiwa Office Investment Corp.	6	42,682
Great Portland Estates PLC	4,180	40,658
Ichigo Office REIT Investment	43	41,204
Inmobiliaria Colonial Socimi SA	4,088	42,051
Japan Real Estate Investment Corp.	8	47,157
Kilroy Realty Corp.	1,009	76,644
Nippon Building Fund, Inc.	10	67,713
Orix JREIT, Inc.	24	41,184

		898,704

Real Estate Development - 0.1%
CIFI Holdings Group Co., Ltd.	40,000	30,381
CK Asset Holdings Ltd.	20,500	182,569
Instone Real Estate Group AG (a)(b)	1,030	23,108

		236,058

Company	Shares	U.S. $ Value
Real Estate Management & Development - 0.3%
CBRE Group, Inc.-Class A (a)	15,241	$753,667
Daito Trust Construction Co., Ltd.	200	27,904

		781,571

Real Estate Operating Companies - 0.4%
ADO Properties SA (b)	656	37,299
Aroundtown SA	12,678	104,575
Azrieli Group Ltd.	731	43,300
CA Immobilien Anlagen AG	1,868	67,473
Castellum AB	2,062	40,014
Deutsche Wohnen SE	2,390	115,975
Entra ASA (b)	2,700	40,779
Fabege AB	3,932	57,145
Hemfosa Fastigheter AB	4,374	38,413
Swire Properties Ltd.	18,400	79,192
TLG Immobilien AG	1,315	39,592
Vonovia SE	3,943	204,624
Wharf Real Estate Investment Co., Ltd.	14,000	104,338

		972,719

Real Estate Services - 0.1%
Unibail-Rodamco-Westfield	867	142,130

Residential REITs - 0.4%
American Campus Communities, Inc.	1,488	70,799
American Homes 4 Rent-Class A	4,083	92,766
Apartment Investment & Management Co.-Class A	2,225	111,895
Camden Property Trust	1,282	130,123
Essex Property Trust, Inc.	544	157,347
Independence Realty Trust, Inc.	7,287	78,627
Killam Apartment Real Estate Investment Trust	3,401	49,373
Nippon Accommodations Fund, Inc.	10	50,736
Northview Apartment Real Estate Investment Trust	1,815	39,414
Sun Communities, Inc.	1,078	127,765
UNITE Group PLC (The)	4,230	50,563

		959,408

Retail REITs - 0.3%
Agree Realty Corp.	988	68,508
British Land Co. PLC (The)	6,380	48,983
Brixmor Property Group, Inc.	6,784	124,622
Japan Retail Fund Investment Corp.	12	24,113
National Retail Properties, Inc.	1,936	107,235
Retail Properties of America, Inc.-Class A	6,330	77,163
Simon Property Group, Inc.	1,039	189,316
SITE Centers Corp.	3,735	50,871
Vicinity Centres	15,150	27,972

		718,783

Company	Shares	U.S. $ Value
Specialized REITs - 0.1%
Digital Realty Trust, Inc.	1,490	$177,310
EPR Properties	818	62,904
MGM Growth Properties LLC-Class A	2,510	80,947
National Storage Affiliates Trust	2,982	85,017
Safestore Holdings PLC	2,370	18,413

		424,591

		11,641,324

Health Care - 4.2%
Biotechnology - 0.9%
AbbVie, Inc.	908	73,176
Amgen, Inc.	398	75,612
Biogen, Inc. (a)	2,619	619,080
Celgene Corp. (a)	688	64,906
Gilead Sciences, Inc.	14,741	958,312
Vertex Pharmaceuticals, Inc. (a)	3,228	593,790

		2,384,876

Health Care Equipment & Supplies - 0.5%
Cochlear Ltd.	282	34,771
Coloplast A/S-Class B	564	61,911
Edwards Lifesciences Corp. (a)	3,254	622,588
Hoya Corp.	700	46,366
Medtronic PLC	6,045	550,578

		1,316,214

Health Care Providers & Services - 1.1%
Anthem, Inc.	3,641	1,044,894
Centene Corp. (a)	539	28,621
McKesson Corp.	565	66,139
UnitedHealth Group, Inc.	6,576	1,625,982

		2,765,636

Pharmaceuticals - 1.7%
Astellas Pharma, Inc.	3,000	45,077
GlaxoSmithKline PLC	1,646	34,197
Johnson & Johnson	39	5,452
Merck & Co., Inc.	15,970	1,328,225
Novo Nordisk A/S-Class B	1,494	78,084
Pfizer, Inc.	37,694	1,600,864
Roche Holding AG	363	100,026
Sanofi	837	74,011
Shionogi & Co., Ltd.	500	31,041
Teva Pharmaceutical Industries Ltd. (Sponsored ADR) (a)	20,138	315,764
Zoetis, Inc.	9,173	923,446

		4,536,187

		11,002,913

Consumer Discretionary - 4.0%
Auto Components - 0.3%
Magna International, Inc.-Class A (Canada)	881	42,898
Magna International, Inc.-Class A (United States)	14,148	688,866

		731,764

Company	Shares	U.S. $ Value
Automobiles - 0.0%
General Motors Co.	1,402	$52,014

Hotels, Restaurants & Leisure - 0.2%
Compass Group PLC	381	8,964
McDonald’s Corp.	3,688	700,352

		709,316

Household Durables - 0.1%
Berkeley Group Holdings PLC	922	44,325
Electrolux AB-Class B	2,241	57,708
Garmin Ltd.	922	79,615
Nikon Corp.	700	9,897

		191,545

Internet & Direct Marketing Retail - 0.4%
Amazon.com, Inc. (a)	50	89,037
Booking Holdings, Inc. (a)	466	813,128
Expedia Group, Inc.	640	76,160
Rakuten, Inc.	2,000	18,980

		997,305

Multiline Retail - 0.4%
Dollar General Corp.	7,397	882,462
Next PLC	858	62,347
Target Corp.	1,045	83,872

		1,028,681

Specialty Retail - 2.1%
AutoZone, Inc. (a)	1,024	1,048,699
Best Buy Co., Inc.	1,128	80,156
Gap, Inc. (The)	1,295	33,903
Hennes & Mauritz AB-Class B	4,069	67,884
Hikari Tsushin, Inc.	100	18,981
Home Depot, Inc. (The)	7,751	1,487,339
Ross Stores, Inc.	10,354	963,957
TJX Cos., Inc. (The)	23,637	1,257,725
Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,238	431,728

		5,390,372

Textiles, Apparel & Luxury Goods - 0.5%
Burberry Group PLC	2,001	50,999
Cie Financiere Richemont SA	855	62,375
HUGO BOSS AG	76	5,196
NIKE, Inc.-Class B	13,101	1,103,235
Pandora A/S	698	32,680

		1,254,485

		10,355,482

Energy - 3.7%
Energy Equipment & Services - 0.2%
C&J Energy Services, Inc. (a)	7,080	109,882
Halliburton Co.	5,260	154,118
National Oilwell Varco, Inc.	11,604	309,130
Petrofac Ltd.	3,430	21,865

		594,995

Company	Shares	U.S. $ Value
Oil, Gas & Consumable Fuels - 3.5%
Aker BP ASA	2,260	$80,597
Anadarko Petroleum Corp.	3,580	162,818
BP PLC	63,750	462,919
Chevron Corp.	12,812	1,578,181
Concho Resources, Inc.	730	81,001
ConocoPhillips	140	9,344
Continental Resources, Inc./OK (a)	2,380	106,553
Cosan SA	3,300	35,947
Enagas SA	149	4,338
EOG Resources, Inc.	10,048	956,368
Exxon Mobil Corp.	14,648	1,183,559
Gran Tierra Energy, Inc. (a)	12,450	28,322
Imperial Oil Ltd.	139	3,794
Inpex Corp.	6,100	58,029
JXTG Holdings, Inc.	23,700	108,189
LUKOIL PJSC (Sponsored ADR)	1,410	126,068
Marathon Petroleum Corp.	5,021	300,507
Motor Oil Hellas Corinth Refineries SA	3,030	70,357
Origin Energy Ltd.	14,220	72,792
PetroChina Co., Ltd.-Class H	354,000	231,733
Petroleo Brasileiro SA (Preference Shares)	29,800	213,567
Phillips 66	34	3,236
Repsol SA	15,688	268,395
Royal Dutch Shell PLC (Sponsored ADR)	16,315	1,043,344
Royal Dutch Shell PLC-Class A	299	9,396
Royal Dutch Shell PLC-Class B	33,920	1,072,061
S-Oil Corp.	834	65,829
SM Energy Co.	5,940	103,891
TOTAL SA	8,170	454,655
TransCanada Corp.	820	36,829
Tupras Turkiye Petrol Rafinerileri AS	2,860	64,144
Valero Energy Corp.	295	25,025
Whiting Petroleum Corp. (a)	2,010	52,541
Woodside Petroleum Ltd.	323	7,930

		9,082,259

		9,677,254

Communication Services - 3.6%
Diversified Telecommunication Services - 0.5%
Eurazeo SE	749	56,320
Telenor ASA	804	16,099
Verizon Communications, Inc.	18,651	1,102,834
Washington H Soul Pattinson & Co., Ltd.	666	12,463

		1,187,716

Entertainment - 0.4%
Live Nation Entertainment, Inc. (a)	917	58,266
Nexon Co., Ltd. (a)	2,900	45,606
Ubisoft Entertainment SA (a)	533	47,529
Vivendi SA	630	18,258
Walt Disney Co. (The)	8,934	991,942

		1,161,601

Company	Shares	U.S. $ Value
Interactive Media & Services - 1.9%
Alphabet, Inc.-Class A (a)	31	$36,484
Alphabet, Inc.-Class C (a)	2,617	3,070,552
Facebook, Inc.-Class A (a)	10,267	1,711,406
Kakaku.com, Inc.	2,100	40,457

		4,858,899

Media - 0.6%
Comcast Corp.-Class A	37,316	1,491,894
Fox Corp.-Class B (a)	575	20,631

		1,512,525

Wireless Telecommunication Services - 0.2%
Rogers Communications, Inc.-Class B	1,013	54,480
Softbank Corp.	2,900	32,672
T-Mobile US, Inc. (a)	7,511	519,010

		606,162

		9,326,903

Consumer Staples - 2.7%
Beverages - 0.5%
Coca-Cola Amatil Ltd.	6,372	39,163
Monster Beverage Corp. (a)	1,385	75,593
PepsiCo, Inc.	10,012	1,226,970

		1,341,726

Food & Staples Retailing - 1.2%
Carrefour SA	514	9,600
Colruyt SA	825	60,961
Costco Wholesale Corp.	3,981	963,959
J Sainsbury PLC	18,981	58,246
Jeronimo Martins SGPS SA	547	8,077
Koninklijke Ahold Delhaize NV	2,454	65,335
Kroger Co. (The)	2,797	68,806
US Foods Holding Corp. (a)	23,511	820,769
Walmart, Inc.	11,471	1,118,766
Woolworths Group Ltd.	345	7,451

		3,181,970

Food Products - 0.1%
Archer-Daniels-Midland Co.	188	8,108
Hershey Co. (The)	720	82,678
Nestle SA	590	56,257

		147,043

Household Products - 0.5%
Kimberly-Clark Corp.	304	37,666
Procter & Gamble Co. (The)	11,201	1,165,464

		1,203,130

Personal Products - 0.0%
Unilever PLC	1,267	72,932

Company	Shares	U.S. $ Value
Tobacco - 0.4%
Altria Group, Inc.	16,322	$937,372

		6,884,173

Industrials - 2.2%
Aerospace & Defense - 0.9%
Boeing Co. (The)	2,497	952,406
Northrop Grumman Corp.	1,475	397,660
Raytheon Co.	5,812	1,058,249
Thales SA	209	25,040

		2,433,355

Air Freight & Logistics - 0.1%
CH Robinson Worldwide, Inc.	898	78,117
Expeditors International of Washington, Inc.	1,022	77,570
Kuehne & Nagel International AG	359	49,257

		204,944

Airlines - 0.3%
Delta Air Lines, Inc.	15,425	796,701
Japan Airlines Co., Ltd.	400	14,096

		810,797

Building Products - 0.1%
Cie de Saint-Gobain	1,007	36,513
Lennox International, Inc.	304	80,377

		116,890

Commercial Services & Supplies - 0.0%
G4S PLC	3,757	8,990
Societe BIC SA	607	54,113

		63,103

Construction & Engineering - 0.0%
HOCHTIEF AG	363	52,596

Electrical Equipment - 0.0%
Legrand SA	909	60,858

Industrial Conglomerates - 0.4%
Honeywell International, Inc.	6,762	1,074,617

Machinery - 0.0%
Volvo AB-Class B	4,143	64,283

Professional Services - 0.1%
RELX PLC (London)	1,048	22,426
Robert Half International, Inc.	1,103	71,872
Wolters Kluwer NV	760	51,778

		146,076

Road & Rail - 0.3%
Central Japan Railway Co.	200	46,489
DSV A/S	526	43,528
Norfolk Southern Corp.	3,633	678,971
Union Pacific Corp.	63	10,534

		779,522

		5,807,041

Company	Shares	U.S. $ Value
Materials - 1.2%
Chemicals - 0.4%
BASF SE	677	$49,927
Covestro AG (b)	1,045	57,654
Johnson Matthey PLC	2,734	112,119
LyondellBasell Industries NV-Class A	885	74,411
Methanex Corp.	536	30,443
Mosaic Co. (The)	5,190	141,739
Sasol Ltd.	1,750	54,566
Sherwin-Williams Co. (The)	192	82,696
Westlake Chemical Corp.	6,403	434,507

		1,038,062

Construction Materials - 0.0%
Grupo Cementos de Chihuahua SAB de CV	3,320	18,293

Containers & Packaging - 0.0%
CCL Industries, Inc.-Class B	473	19,149

Metals & Mining - 0.8%
Agnico Eagle Mines Ltd.	4,213	183,167
Alcoa Corp. (a)	5,560	156,570
Anglo American PLC	1,506	40,280
Antofagasta PLC	8,570	107,825
APERAM SA	1,000	28,539
Boliden AB	5,850	166,719
Detour Gold Corp. (a)	4,120	38,661
First Quantum Minerals Ltd.	10,230	115,976
Fortescue Metals Group Ltd.	551	2,789
Glencore PLC (a)	74,600	309,154
Industrias Penoles SAB de CV	2,490	31,074
Kinross Gold Corp. (a)	4,919	16,932
Lundin Mining Corp.	13,370	62,030
MMC Norilsk Nickel PJSC (ADR)	3,880	81,577
Newcrest Mining Ltd.	3,230	58,495
Norsk Hydro ASA	15,090	61,368
Orocobre Ltd. (a)	5,420	13,009
OZ Minerals Ltd.	6,050	45,635
Polyus PJSC (GDR) (b)	920	38,069
Rio Tinto Ltd.	389	27,091
Rio Tinto PLC	1,640	95,322
Sumitomo Metal Mining Co., Ltd.	1,700	50,374
Syrah Resources Ltd. (a)	20,610	15,730
Vale SA (Sponsored ADR)-Class B	13,220	172,653
Yamato Kogyo Co., Ltd.	2,800	76,577

		1,995,616

		3,071,120

Utilities - 0.9%
Electric Utilities - 0.5%
American Electric Power Co., Inc.	12,952	1,084,730
Exelon Corp.	1,216	60,958
Red Electrica Corp. SA	2,734	58,280

		1,203,968

Company	Shares	U.S. $ Value
Multi-Utilities - 0.4%
National Grid PLC	5,698	$63,250
NiSource, Inc.	32,476	930,762
Sempra Energy	340	42,792

		1,036,804

		2,240,772

Transportation - 0.0%
Highways & Railtracks - 0.0%
Transurban Group	9,169	85,997

Health Care Equipment & Services - 0.0%
Health Care Facilities - 0.0%
Chartwell Retirement Residences	4,990	55,936

Consumer Services - 0.0%
Leisure Facilities - 0.0%
Planet Fitness, Inc. (a)	575	39,514

Consumer Durables & Apparel - 0.0%
Homebuilding - 0.0%
Lennar Corp.-Class A	802	39,370

Banks - 0.0%
Diversified Banks - 0.0%
Banco Comercial Portugues SA (a)	136,570	35,307

Total Common Stocks (cost $82,977,985)		101,466,855

INVESTMENT COMPANIES - 26.3%
Funds and Investment Trusts - 26.3% (c)(d)
AB Discovery Growth Fund, Inc.-Class Z	298,664	3,389,839
AB Discovery Value Fund, Inc.-Class Z	170,241	3,255,003
Bernstein Fund, Inc.-International Small Cap Portfolio-Class Z	811,956	8,533,657
Bernstein Fund, Inc.-International Strategic Equities Portfolio-Class Z	2,527,268	29,265,768
Bernstein Fund, Inc.-Small Cap Core Portfolio-Class Z	294,818	3,178,137
Sanford C. Bernstein Fund, Inc.-Emerging Markets Portfolio-Class Z	157,507	4,244,818
Sanford C. Bernstein Fund, Inc.-International Portfolio-Class Z	1,054,601	16,409,598

Total Investment Companies (cost $75,920,203)		68,276,820

	Principal Amount (000)		U.S. $ Value
CORPORATES - INVESTMENT GRADE - 8.5%
Financial Institutions - 4.3%
Banking - 3.4%
AIB Group PLC
4.75%, 10/12/23 (b)	U.S.$	240	$247,279
Banco Santander SA
3.25%, 4/04/26 (b)	EUR	200	242,861
3.50%, 4/11/22	U.S.$	200	201,842
Bank of America Corp.
2.375%, 6/19/24 (b)	EUR	176	215,888
Series Z
6.50%, 10/23/24 (e)	U.S.$	77	83,450
Bank of Ireland Group PLC
4.50%, 11/25/23 (b)		335	341,104
Barclays Bank PLC
6.625%, 3/30/22 (b)	EUR	50	64,765
6.86%, 6/15/32 (b)(e)	U.S.$	44	45,676
Barclays PLC
4.338%, 5/16/24		275	277,772
BNP Paribas SA
4.705%, 1/10/25 (b)		205	213,182
CaixaBank SA
1.125%, 1/12/23-5/17/24 (b)	EUR	300	338,473
Capital One Financial Corp.
3.30%, 10/30/24	U.S.$	265	262,218
Citigroup, Inc.
0.75%, 10/26/23 (b)	EUR	108	122,728
3.875%, 3/26/25	U.S.$	235	236,767
Compass Bank
2.875%, 6/29/22		265	262,101
5.50%, 4/01/20		314	321,404
Cooperatieve Rabobank UA
4.375%, 8/04/25		320	330,989
Credit Agricole SA/London
3.375%, 1/10/22 (b)		260	261,245
Credit Suisse Group AG
2.125%, 9/12/25 (b)	GBP	170	216,253
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 6/09/23	U.S.$	385	390,867
Danske Bank A/S
5.375%, 1/12/24 (b)		200	207,736
Goldman Sachs Group, Inc. (The)
2.00%, 7/27/23 (b)	EUR	185	218,792
3.75%, 5/22/25	U.S.$	186	187,769
HSBC Holdings PLC
1.50%, 3/15/22 (b)	EUR	160	186,076
4.292%, 9/12/26	U.S.$	338	348,106
4.75%, 7/04/29 (b)(e)	EUR	240	264,172
JPMorgan Chase & Co.
3.22%, 3/01/25	U.S.$	265	264,814
Lloyds Banking Group PLC
1.00%, 11/09/23 (b)	EUR	210	235,876
4.582%, 12/10/25	U.S.$	200	202,212

	Principal Amount (000)		U.S. $ Value
Morgan Stanley
5.00%, 11/24/25	U.S.$	175	$187,304
Series G
1.375%, 10/27/26	EUR	342	391,519
1.75%, 3/11/24		182	214,785
Nationwide Building Society
4.00%, 9/14/26 (b)	U.S.$	290	279,690
Nordea Bank Abp
3.75%, 8/30/23 (b)		240	241,574
Santander Holdings USA, Inc.
4.40%, 7/13/27		265	263,736
Santander UK PLC
5.00%, 11/07/23 (b)		200	205,390
UBS Group Funding Switzerland AG
7.125%, 8/10/21 (b)(e)		230	238,982
US Bancorp
Series J
5.30%, 4/15/27 (e)		116	117,762

			8,933,159

Finance - 0.1%
Synchrony Financial
4.375%, 3/19/24		23	23,320
4.50%, 7/23/25		192	192,749

			216,069

Insurance - 0.6%
Allianz SE
2.241%, 7/07/45 (b)	EUR	200	232,263
ASR Nederland NV
5.125%, 9/29/45 (b)		210	259,987
Caisse Nationale de Reassurance Mutuelle Agricole Groupama
6.00%, 1/23/27		100	134,048
CNP Assurances
4.25%, 6/05/45 (b)		200	247,907
Credit Agricole Assurances SA
4.75%, 9/27/48 (b)		200	249,064
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
3.25%, 5/26/49 (b)		200	246,437
Voya Financial, Inc.
5.65%, 5/15/53	U.S.$	145	143,469

			1,513,175

REITS - 0.2%
Equinix, Inc.
2.875%, 2/01/26	EUR	115	132,904
Host Hotels & Resorts LP
Series D
3.75%, 10/15/23	U.S.$	10	9,988
Welltower, Inc.
4.00%, 6/01/25		238	244,788
WPC Eurobond BV
2.125%, 4/15/27	EUR	148	166,837

			554,517

			11,216,920

	Principal Amount (000)		U.S. $ Value
Industrial - 3.9%
Basic - 0.3%
DowDuPont, Inc.
4.205%, 11/15/23	U.S.$	185	$193,430
Eastman Chemical Co.
3.80%, 3/15/25		84	85,888
Glencore Finance Europe Ltd.
1.875%, 9/13/23 (b)	EUR	110	128,144
Series E
1.75%, 3/17/25 (b)		125	143,801
SABIC Capital II BV
4.00%, 10/10/23 (b)	U.S.$	335	342,270

			893,533

Capital Goods - 0.0%
Wabtec Corp.
4.40%, 3/15/24		67	68,150

Communications - Media - 0.2%
CBS Corp.
4.00%, 1/15/26		30	30,419
4.20%, 6/01/29		133	134,161
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, 7/23/25		165	174,136
Time Warner Cable LLC
4.125%, 2/15/21		165	167,769

			506,485

Communications - Telecommunications - 0.4%
AT&T, Inc.
2.50%, 3/15/23	EUR	100	120,667
4.125%, 2/17/26	U.S.$	345	352,587
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	46	35,995
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.738%, 3/20/25 (b)	U.S.$	200	202,172
Vodafone Group PLC
3.75%, 1/16/24		78	78,732
4.125%, 5/30/25		171	174,410

			964,563

Consumer Cyclical - Automotive - 0.3%
General Motors Financial Co., Inc.
4.30%, 7/13/25		50	49,788
5.10%, 1/17/24		213	221,767
Volkswagen Bank GmbH
1.25%, 6/10/24 (b)	EUR	200	222,520
Volkswagen International Finance NV
Series 10Y
1.875%, 3/30/27 (b)		100	110,432
Volkswagen Leasing GmbH
2.625%, 1/15/24 (b)		120	143,050

			747,557

	Principal Amount (000)		U.S. $ Value
Consumer Non-Cyclical - 0.9%
Altria Group, Inc.
1.00%, 2/15/23	EUR	270	$305,232
Becton Dickinson and Co.
3.734%, 12/15/24	U.S.$	66	67,014
Biogen, Inc.
4.05%, 9/15/25		251	258,106
CVS Health Corp.
4.10%, 3/25/25		120	123,174
Medtronic Global Holdings SCA
1.125%, 3/07/27	EUR	230	265,828
Philip Morris International, Inc.
0.625%, 11/08/24		193	216,615
Reynolds American, Inc.
4.45%, 6/12/25	U.S.$	145	149,024
Takeda Pharmaceutical Co., Ltd.
1.125%, 11/21/22 (b)	EUR	285	328,231
4.40%, 11/26/23 (b)	U.S.$	275	288,568
Tyson Foods, Inc.
3.95%, 8/15/24		206	211,683
4.00%, 3/01/26		65	66,463
4.35%, 3/01/29		71	73,410

			2,353,348

Energy - 0.7%
Encana Corp.
3.90%, 11/15/21		140	142,835
Enterprise Products Operating LLC
3.70%, 2/15/26		278	285,072
Hess Corp.
4.30%, 4/01/27		199	197,203
Marathon Petroleum Corp.
5.125%, 3/01/21		163	169,808
Noble Energy, Inc.
3.90%, 11/15/24		170	171,785
4.15%, 12/15/21		78	79,866
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24		232	231,223
Sunoco Logistics Partners Operations LP
4.25%, 4/01/24		240	247,234
TransCanada PipeLines Ltd.
9.875%, 1/01/21		215	239,254

			1,764,280

Other Industrial - 0.1%
Alfa SAB de CV
5.25%, 3/25/24 (b)		200	208,800

	Principal Amount (000)		U.S. $ Value
Services - 0.2%
Expedia Group, Inc.
3.80%, 2/15/28	U.S.$	185	$178,323
S&P Global, Inc.
4.40%, 2/15/26		226	243,289
Total System Services, Inc.
3.75%, 6/01/23		45	45,915
4.00%, 6/01/23		83	85,322

			552,849

Technology - 0.6%
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.625%, 1/15/24		53	52,867
3.875%, 1/15/27		117	111,783
Broadcom, Inc.
3.625%, 10/15/24		135	133,944
4.25%, 4/15/26		45	44,667
Dell International LLC/EMC Corp.
6.02%, 6/15/26 (b)		96	103,332
Fidelity National Information Services, Inc.
0.40%, 1/15/21	EUR	100	112,607
International Business Machines Corp.
0.375%, 1/31/23		160	180,885
0.875%, 1/31/25		141	161,161
KLA-Tencor Corp.
4.65%, 11/01/24	U.S.$	225	240,345
Motorola Solutions, Inc.
7.50%, 5/15/25		6	6,967
Seagate HDD Cayman
4.75%, 1/01/25		127	123,501
VMware, Inc.
2.95%, 8/21/22		85	84,277
Western Digital Corp.
4.75%, 2/15/26		167	159,731

			1,516,067

Transportation - Services - 0.2%
Adani Ports & Special Economic Zone Ltd.
3.95%, 1/19/22 (b)		200	200,293
Chicago Parking Meters LLC
4.93%, 12/30/25		200	212,208
FedEx Corp.
0.70%, 5/13/22	EUR	123	139,756

			552,257

			10,127,889

Utility - 0.3%
Electric - 0.3%
Abu Dhabi National Energy Co. PJSC
4.375%, 4/23/25 (b)	U.S.$	250	256,779
Adani Transmission Ltd.
4.00%, 8/03/26 (b)		210	194,757
Enel Finance International NV
4.25%, 9/14/23 (b)		240	245,253

			696,789

Total Corporates-Investment Grade (cost $21,843,450)			22,041,598

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 7.0%
Belgium - 0.8%
Kingdom of Belgium Government Bond
Series 87
0.90%, 6/22/29 (b)	EUR	1,500	$1,765,124
Series 88
1.70%, 6/22/50 (b)		313	372,523

			2,137,647

France - 1.6%
French Republic Government Bond OAT
0.50%, 5/25/25 (b)		1,473	1,720,313
0.75%, 11/25/28 (b)		1,465	1,720,915
1.00%, 5/25/27 (b)		654	788,561
1.75%, 6/25/39 (b)		14	17,266

			4,247,055

Italy - 1.1%
Italy Buoni Poliennali Del Tesoro
1.35%, 4/15/22		775	878,450
2.05%, 8/01/27		624	689,101
2.20%, 6/01/27		335	375,020
3.35%, 3/01/35 (b)		288	334,943
3.85%, 9/01/49 (b)		524	618,004

			2,895,518

Japan - 1.0%
Japan Government Ten Year Bond
Series 342
0.10%, 3/20/26	JPY	99,150	914,009
Japan Government Twenty Year Bond
Series 158
0.50%, 9/20/36		109,750	1,032,440
Series 159
0.60%, 12/20/36		53,750	513,314

			2,459,763

Malaysia - 0.4%
Malaysia Government Bond
Series 0114
4.181%, 7/15/24	MYR	957	239,823
Series 0217
4.059%, 9/30/24		961	239,516
Series 0218
3.757%, 4/20/23		1,742	430,158
Series 0313
3.48%, 3/15/23		800	195,107

			1,104,604

	Principal Amount (000)		U.S. $ Value
Spain - 0.5%
Spain Government Bond
2.35%, 7/30/33 (b)	EUR	335	$414,556
2.90%, 10/31/46 (b)		144	185,916
4.40%, 10/31/23 (b)		596	799,909

			1,400,381

United Kingdom - 0.3%
United Kingdom Gilt
4.50%, 12/07/42 (b)	GBP	303	627,980

United States - 1.3%
U.S. Treasury Bonds
3.125%, 8/15/44	U.S.$	191	202,400
U.S. Treasury Notes
1.25%, 5/31/19		1,735	1,731,476
1.625%, 2/15/26		435	415,561
2.25%, 2/15/27 (f)		890	882,888

			3,232,325

Total Governments-Treasuries (cost $17,895,102)			18,105,273

MORTGAGE PASS-THROUGHS - 2.8%
Agency Fixed Rate 30-Year - 2.8%
Federal Home Loan Mortgage Corp. Gold
Series 2018
4.00%, 8/01/48-12/01/48		629	652,911
Series 2018
4.50%, 11/01/48		441	466,148
Series 2019
4.50%, 2/01/49		337	357,112
Federal National Mortgage Association
Series 2013
4.00%, 10/01/43		804	839,170
Series 2017
3.50%, 12/01/47-1/01/48		368	373,299
Series 2018
3.50%, 2/01/48-3/01/48		897	910,279
4.00%, 8/01/48-9/01/48		666	690,992
4.50%, 9/01/48		1,202	1,268,475
Series 2019
4.50%, 4/01/49, TBA		611	636,586
5.00%, 4/01/49, TBA		900	951,539

Total Mortgage Pass-Throughs (cost $7,069,614)			7,146,511

INFLATION-LINKED SECURITIES - 2.5%
Japan - 1.7%
Japanese Government CPI Linked Bond
Series 21
0.10%, 3/10/26	JPY	107,345	1,006,422
Series 22
0.10%, 3/10/27		112,122	1,055,160
Series 23
0.10%, 3/10/28		256,732	2,414,552

			4,476,134

	Principal Amount (000)		U.S. $ Value
New Zealand - 0.1%
New Zealand Government Inflation Linked Bond
Series 0925
2.00%, 9/20/25 (b)	NZD	321	$236,044

United States - 0.7%
U.S. Treasury Inflation Index
0.375%, 7/15/25 (TIPS)	U.S.$	1,666	1,664,789

Total Inflation-Linked Securities (cost $6,356,719)			6,376,967

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.4%
Risk Share Floating Rate - 1.7%
Bellemeade Re Ltd.
Series 2018-2A, Class M1B
3.836% (LIBOR 1 Month + 1.35%), 8/25/28 (b)(g)		240	239,487
Series 2019-1A, Class M1B
4.234% (LIBOR 1 Month + 1.75%), 3/25/29 (b)(g)		220	220,000
Connecticut Avenue Securities Trust
Series 2019-R02, Class 1M2
4.786% (LIBOR 1 Month + 2.30%), 8/25/31 (b)(g)		104	104,764
Eagle RE Ltd.
Series 2018-1, Class M1
4.186% (LIBOR 1 Month + 1.70%), 11/25/28 (b)(g)		162	162,683
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2014-DN3, Class M3
6.486% (LIBOR 1 Month + 4.00%), 8/25/24 (g)		254	273,973
Series 2014-DN4, Class M3
7.036% (LIBOR 1 Month + 4.55%), 10/25/24 (g)		179	196,172
Series 2014-HQ3, Class M3
7.236% (LIBOR 1 Month + 4.75%), 10/25/24 (g)		198	217,273
Series 2016-DNA1, Class M3
8.04% (LIBOR 1 Month + 5.55%), 7/25/28 (g)		250	294,087
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C03, Class 1M2
5.486% (LIBOR 1 Month + 3.00%), 7/25/24 (g)		81	85,925

	Principal Amount (000)		U.S. $ Value
Series 2014-C04, Class 2M2
7.486% (LIBOR 1 Month + 5.00%), 11/25/24 (g)	U.S.$	46	$51,121
Series 2015-C01, Class 1M2
6.786% (LIBOR 1 Month + 4.30%), 2/25/25 (g)		94	101,759
Series 2015-C02, Class 1M2
6.486% (LIBOR 1 Month + 4.00%), 5/25/25 (g)		128	137,997
Series 2015-C02, Class 2M2
6.486% (LIBOR 1 Month + 4.00%), 5/25/25 (g)		107	114,016
Series 2015-C03, Class 1M2
7.486% (LIBOR 1 Month + 5.00%), 7/25/25 (g)		62	69,249
Series 2015-C03, Class 2M2
7.486% (LIBOR 1 Month + 5.00%), 7/25/25 (g)		161	176,574
Series 2015-C04, Class 1M2
8.186% (LIBOR 1 Month + 5.70%), 4/25/28 (g)		57	65,340
Series 2015-C04, Class 2M2
8.036% (LIBOR 1 Month + 5.55%), 4/25/28 (g)		235	261,723
Series 2016-C01, Class 1M2
9.236% (LIBOR 1 Month + 6.75%), 8/25/28 (g)		201	232,772
Series 2016-C01, Class 2M2
9.436% (LIBOR 1 Month + 6.95%), 8/25/28 (g)		141	162,205
Series 2016-C03, Class 2M2
8.386% (LIBOR 1 Month + 5.90%), 10/25/28 (g)		284	321,082
Series 2016-C05, Class 2M2
6.936% (LIBOR 1 Month + 4.45%), 1/25/29 (g)		200	218,113
JP Morgan Madison Avenue Securities Trust
Series 2014-CH1, Class M2
6.736% (LIBOR 1 Month + 4.25%), 11/25/24 (g)(h)		27	29,390
PMT Credit Risk Transfer Trust
Series 2019-1R, Class A
4.484% (LIBOR 1 Month + 2.00%), 3/27/24 (b)(g)		150	150,220
Radnor RE Ltd.
Series 2019-1, Class M1B
4.436% (LIBOR 1 Month + 1.95%), 2/25/29 (b)(g)		220	220,808
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M2
7.736% (LIBOR 1 Month + 5.25%), 11/25/25 (g)(h)		126	142,357
Series 2015-WF1, Class 2M2
7.986% (LIBOR 1 Month + 5.50%), 11/25/25 (g)(h)		40	46,190

			4,295,280

	Principal Amount (000)		U.S. $ Value
Agency Floating Rate - 0.4%
Federal Home Loan Mortgage Corp. REMICs
Series 4416, Class BS
3.616% (6.10% - LIBOR 1 Month), 12/15/44 (g)(i)	U.S.$	617	$102,359
Series 4693, Class SL
3.666% (6.15% - LIBOR 1 Month), 6/15/47 (g)(i)		575	105,387
Series 4719, Class JS
3.666% (6.15% - LIBOR 1 Month), 9/15/47 (g)(i)		501	78,904
Series 4727, Class SA
3.716% (6.20% - LIBOR 1 Month), 11/15/47 (g)(i)		646	111,204
Federal National Mortgage Association REMICs
Series 2011-131, Class ST
4.055% (6.54% - LIBOR 1 Month), 12/25/41 (g)(i)		297	57,342
Series 2012-70, Class SA
4.065% (6.55% - LIBOR 1 Month), 7/25/42 (g)(i)		533	110,042
Series 2016-106, Class ES
3.515% (6.00% - LIBOR 1 Month), 1/25/47 (g)(i)		590	100,187
Series 2017-16, Class SG
3.565% (6.05% - LIBOR 1 Month), 3/25/47 (g)(i)		586	102,104
Series 2017-81, Class SA
3.715% (6.20% - LIBOR 1 Month), 10/25/47 (g)(i)		594	107,038
Series 2017-97, Class LS
3.715% (6.20% - LIBOR 1 Month), 12/25/47 (g)(i)		463	87,626
Government National Mortgage Association
Series 2017-134, Class SE
3.712% (6.20% - LIBOR 1 Month), 9/20/47 (g)(i)		441	71,112
Series 2017-65, Class ST
3.662% (6.15% - LIBOR 1 Month), 4/20/47 (g)(i)		564	100,462

			1,133,767

Non-Agency Fixed Rate - 0.2%
Alternative Loan Trust
Series 2005-20CB, Class 3A6
5.50%, 7/25/35		25	23,546
Series 2005-57CB, Class 4A3
5.50%, 12/25/35		55	46,750
Series 2006-24CB, Class A16
5.75%, 8/01/36		110	90,206

	Principal Amount (000)		U.S. $ Value
Series 2006-28CB, Class A14
6.25%, 10/25/36	U.S.$	81	$64,533
Series 2006-J1, Class 1A13
5.50%, 2/25/36		61	54,158
Chase Mortgage Finance Trust
Series 2007-S5, Class 1A17
6.00%, 7/25/37		38	28,464
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
4.174%, 5/25/35		10	10,407
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2006-10, Class 1A8
6.00%, 5/25/36		58	45,805
Series 2006-13, Class 1A19
6.25%, 9/25/36		31	23,440
Credit Suisse Mortgage Trust
Series 2010-6R, Class 3A2
5.875%, 1/26/38 (b)		111	85,532
First Horizon Alternative Mortgage Securities Trust
Series 2006-FA3, Class A9
6.00%, 7/25/36		106	83,883
Wells Fargo Mortgage Backed Securities Trust
Series 2007-8, Class 2A5
5.75%, 7/25/37		26	25,528

			582,252

Non-Agency Floating Rate - 0.1%
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AR4, Class A2
2.676% (LIBOR 1 Month + 0.19%), 12/25/36 (g)		256	141,968
HomeBanc Mortgage Trust
Series 2005-1, Class A1
2.736% (LIBOR 1 Month + 0.25%), 3/25/35 (g)		82	71,113

			213,081

Total Collateralized Mortgage Obligations (cost $6,002,870)			6,224,380

CORPORATES - NON-INVESTMENT GRADE - 2.1%
Industrial - 1.3%
Basic - 0.1%
Smurfit Kappa Acquisitions ULC
2.875%, 1/15/26 (b)	EUR	150	175,190
SPCM SA
4.875%, 9/15/25 (b)	U.S.$	200	195,864

			371,054

	Principal Amount (000)		U.S. $ Value
Capital Goods - 0.1%
Colfax Corp.
3.25%, 5/15/25 (b)	EUR	120	$137,576
Crown European Holdings SA
2.625%, 9/30/24 (b)		100	116,358
TransDigm, Inc.
6.25%, 3/15/26 (b)	U.S.$	110	114,300

			368,234

Communications - Media - 0.0%
CSC Holdings LLC
6.75%, 11/15/21		45	48,092

Communications - Telecommunications - 0.1%
Sprint Capital Corp.
6.90%, 5/01/19		170	170,389

Consumer Cyclical - Automotive - 0.2%
IHO Verwaltungs GmbH
3.25% (3.25% Cash or 4.00% PIK), 9/15/23 (b)(j)	EUR	100	114,263
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.
4.375%, 5/15/26 (b)		120	137,111
Tenneco, Inc.
5.00%, 7/15/24 (b)		100	117,380
Volvo Car AB
2.00%, 1/24/25 (b)		159	176,109

			544,863

Consumer Cyclical - Entertainment - 0.0%
Dometic Group AB
3.00%, 9/13/23 (b)		100	112,661

Consumer Cyclical - Other - 0.1%
International Game Technology PLC
6.25%, 2/15/22 (b)	U.S.$	200	208,220

Consumer Non-Cyclical - 0.1%
HCA, Inc.
5.375%, 9/01/26		70	73,651
Spectrum Brands, Inc.
5.75%, 7/15/25		135	136,520

			210,171

Energy - 0.1%
Nabors Industries, Inc.
5.50%, 1/15/23		121	115,999
PDC Energy, Inc.
5.75%, 5/15/26		137	133,558
SM Energy Co.
6.625%, 1/15/27		53	50,478
Transocean Poseidon Ltd.
6.875%, 2/01/27 (b)		62	64,582

			364,617

	Principal Amount (000)		U.S. $ Value
Other Industrial - 0.1%
Belden, Inc.
3.375%, 7/15/27 (b)	EUR	130	$146,917
ProGroup AG
3.00%, 3/31/26 (b)		125	143,871

			290,788

Services - 0.1%
Elis SA
2.875%, 2/15/26 (b)		100	115,202

Technology - 0.1%
CommScope Finance LLC
5.50%, 3/01/24 (b)	U.S.$	67	68,607
6.00%, 3/01/26 (b)		88	90,883

			159,490

Transportation - Railroads - 0.1%
Getlink SE
3.625%, 10/01/23 (b)	EUR	150	175,156

Transportation - Services - 0.1%
XPO Logistics, Inc.
6.75%, 8/15/24 (b)	U.S.$	130	132,618

			3,271,555

Financial Institutions - 0.8%
Banking - 0.6%
ABN AMRO Bank NV
5.75%, 9/22/20 (b)(e)	EUR	200	232,483
Allied Irish Banks PLC
7.375%, 12/03/20 (b)(e)		200	238,978
Barclays PLC
8.00%, 6/15/24 (e)	U.S.$	200	204,750
Citigroup, Inc.
5.95%, 1/30/23 (e)		90	91,609
Danske Bank A/S
5.875%, 4/06/22 (b)(e)	EUR	200	228,837
Goldman Sachs Group, Inc. (The)
Series P
5.00%, 11/10/22 (e)	U.S.$	142	131,390
Morgan Stanley
Series J
5.55%, 7/15/20 (e)		95	96,419
Royal Bank of Scotland Group PLC
Series U
4.921% (LIBOR 3 Month + 2.32%), 9/30/27 (e)(g)		200	186,388
Societe Generale SA
6.75%, 4/07/21 (b)(e)	EUR	200	236,128
Standard Chartered PLC	U.S.$	200	159,846

4.261% (LIBOR 3 Month + 1.51%), 1/30/27 (b)(e)(g)			1,806,828

	Principal Amount (000)		U.S. $ Value
Finance - 0.1%
Navient Corp.
6.625%, 7/26/21	U.S.$	170	$177,830

REITS - 0.1%
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.75%, 2/01/27 (b)		130	134,238

			2,118,896

Total Corporates-Non-Investment Grade (cost $5,443,339)			5,390,451

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.0%
Non-Agency Fixed Rate CMBS - 1.2%
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class A
3.369%, 3/13/35 (b)		495	505,557
Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class XA
1.375%, 2/10/48 (k)		2,383	148,710
Commercial Mortgage Trust
Series 2013-SFS, Class A1
1.873%, 4/12/35 (b)		112	109,493
GS Mortgage Securities Corp. II
Series 2013-KING, Class A
2.706%, 12/10/27 (b)		406	405,453
GS Mortgage Securities Trust
Series 2013-G1, Class A2
3.557%, 4/10/31 (b)		276	278,253
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9, Class AM
5.372%, 5/15/47 (l)		11	11,100
Series 2012-C6, Class E
5.157%, 5/15/45 (b)(l)		119	110,572
JPMBB Commercial Mortgage Securities Trust
Series 2015-C31, Class A3
3.801%, 8/15/48		355	369,331
Series 2015-C32, Class C
4.672%, 11/15/48 (l)		195	200,181
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ
5.452%, 9/15/39 (l)		48	33,170
LSTAR Commercial Mortgage Trust
Series 2015-3, Class A2
2.729%, 4/20/48 (b)		114	113,433
Series 2016-4, Class A2
2.579%, 3/10/49 (b)		161	157,862

	Principal Amount (000)		U.S. $ Value
Morgan Stanley Capital I Trust
Series 2005-IQ9, Class D
5.00%, 7/15/56 (l)(m)	U.S.$	112	$104,344
UBS Commercial Mortgage Trust
Series 2018-C9, Class A4
4.117%, 3/15/51		300	319,015
Wells Fargo Commercial Mortgage Trust
Series 2015-SG1, Class C
4.469%, 9/15/48 (l)		197	196,415

			3,062,889

Non-Agency Floating Rate CMBS - 0.8%
Ashford Hospitality Trust
Series 2018-KEYS, Class A
3.484% (LIBOR 1 Month + 1.00%), 5/15/35 (b)(g)		200	199,750
BAMLL Commercial Mortgage Securities Trust
Series 2017-SCH, Class AF
3.484% (LIBOR 1 Month + 1.00%), 11/15/33 (b)(g)(l)		375	373,982
BHMS
Series 2018-ATLS, Class A
3.734% (LIBOR 1 Month + 1.25%), 7/15/35 (b)(g)		195	194,696
BX Trust
Series 2017-IMC, Class A
3.534% (LIBOR 1 Month + 1.05%), 10/15/32 (b)(g)		165	164,480
Series 2018-EXCL, Class A
3.571% (LIBOR 1 Month + 1.09%), 9/15/37 (b)(g)		170	169,575
Cloverleaf Cold Storage Trust
Series 2019-CHL2, Class A
3.56% (LIBOR 1 Month + 1.08%), 3/15/36 (b)(g)		170	170,056
Series 2019-CHL2, Class C
3.98% (LIBOR 1 Month + 1.50%), 3/15/36 (b)(g)(l)		100	100,060
Credit Suisse Mortgage Trust
Series 2016-MFF, Class D
7.084% (LIBOR 1 Month + 4.60%), 11/15/33 (b)(g)(l)		110	109,952
DBWF Mortgage Trust
Series 2018-GLKS, Class A
3.512% (LIBOR 1 Month + 1.03%), 11/19/35 (b)(g)		166	165,726
Invitation Homes Trust
Series 2018-SFR4, Class A
3.582% (LIBOR 1 Month + 1.10%), 1/17/38 (b)(g)		230	231,246
Morgan Stanley Capital I Trust
Series 2015-XLF2, Class SNMA
4.434% (LIBOR 1 Month + 1.95%), 11/15/26 (g)(h)		90	89,687

	Principal Amount (000)		U.S. $ Value
Starwood Retail Property Trust
Series 2014-STAR, Class A
3.704% (LIBOR 1 Month + 1.22%), 11/15/27 (b)(g)	U.S.$	179	$178,311

			2,147,521

Total Commercial Mortgage-Backed Securities (cost $5,207,972)			5,210,410

EMERGING MARKETS - TREASURIES - 1.8%
Brazil - 1.3%
Brazil Letras do Tesouro Nacional
Series LTN
Zero Coupon, 7/01/19	BRL	8,485	2,131,604
Brazil Notas do Tesouro Nacional
Series NTNF
10.00%, 1/01/23		4,541	1,224,144

			3,355,748

South Africa - 0.5%
Republic of South Africa Government Bond
Series 2048
8.75%, 2/28/48	ZAR	11,087	696,642
Series R186
10.50%, 12/21/26		6,966	533,729

			1,230,371

Total Emerging Markets-Treasuries (cost $4,508,744)			4,586,119

COVERED BONDS - 0.9%
Bank of Montreal
0.75%, 9/21/22 (b)	EUR	315	363,433
Canadian Imperial Bank of Commerce
Zero Coupon, 7/25/22 (b)		325	365,641
Credit Suisse AG/Guernsey
0.75%, 9/17/21 (b)		320	366,954
Danske Bank A/S
0.125%, 2/14/22 (b)		280	316,380
DNB Boligkreditt AS
2.75%, 3/21/22 (b)		300	365,510
Turkiye Vakiflar Bankasi TAO
2.375%, 5/04/21 (b)		140	151,023
UBS AG/London
1.375%, 4/16/21 (b)		140	162,111
4.00%, 4/08/22 (b)		158	199,164

Total Covered Bonds (cost $2,286,566)			2,290,216

ASSET-BACKED SECURITIES - 0.5%
Other ABS - Fixed Rate - 0.3%
CNH Equipment Trust
Series 2015-A, Class A4
1.85%, 4/15/21	U.S.$	96	96,299

	Principal Amount (000)		U.S. $ Value
Consumer Loan Underlying Bond Credit Trust
Series 2017-P1, Class A
2.42%, 9/15/23 (b)(l)	U.S.$	15	$14,568
Series 2018-P1, Class A
3.39%, 7/15/25 (b)(l)		74	73,691
Marlette Funding Trust
Series 2017-1A, Class A
2.827%, 3/15/24 (b)(l)		2	1,741
Series 2017-2A, Class A
2.39%, 7/15/24 (b)(l)		3	2,730
Series 2017-3A, Class A
2.36%, 12/15/24 (b)(l)		30	30,155
Prosper Marketplace Issuance Trust
Series 2017-2A, Class B
3.48%, 9/15/23 (b)(l)		67	66,758
SBA Tower Trust
Series 2015-1A,Class C
3.156%, 10/08/20 (b)(l)		251	251,012
SoFi Consumer Loan Program LLC
Series 2017-2, Class A
3.28%, 2/25/26 (b)(l)		56	56,180
SoFi Consumer Loan Program Trust
Series 2018-1, Class A1
2.55%, 2/25/27 (b)(l)		84	83,406

			676,540

Autos-Fixed Rate - 0.2%
AmeriCredit Automobile Receivables Trust
Series 2017-3, Class A2A
1.69%, 12/18/20		17	16,771
CPS Auto Receivables Trust
Series 2017-D, Class A
1.87%, 3/15/21 (b)		54	53,609
DT Auto Owner Trust
Series 2018-1A, Class A
2.59%, 5/17/21 (b)		54	53,679
Exeter Automobile Receivables Trust
Series 2016-1A, Class D
8.20%, 2/15/23 (b)		140	146,331
Series 2017-2A, Class A
2.11%, 6/15/21 (b)		8	7,523
Series 2018-1A, Class A
2.21%, 5/17/21 (b)		41	40,686
Series 2018-2A, Class A
2.79%, 7/15/21 (b)		81	80,653
Flagship Credit Auto Trust
Series 2016-4, Class A2
1.96%, 2/16/21 (b)		9	9,068
Series 2016-4, Class D
3.89%, 11/15/22 (b)		100	100,659
Series 2017-2, Class A
1.85%, 7/15/21 (b)		42	41,910
Series 2017-3, Class A
1.88%, 10/15/21 (b)		57	56,350
Series 2017-4, Class A
2.07%, 4/15/22 (b)		55	54,615

			661,854

	Principal Amount (000)		U.S. $ Value
Home Equity Loans - Fixed Rate - 0.0%
Credit-Based Asset Servicing & Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33 (l)	U.S.$	42	$42,222

Total Asset-Backed Securities (cost $1,368,339)			1,380,616

COLLATERALIZED LOAN OBLIGATIONS - 0.5%
CLO - Floating Rate - 0.5%
ICG US CLO Ltd.
Series 2015-1A, Class A1R
3.901% (LIBOR 3 Month + 1.14%), 10/19/28 (b)(g)(l)		300	299,554
Octagon Loan Funding Ltd.
Series 2014-1A, Class ARR
3.863% (LIBOR 3 Month + 1.18%), 11/18/31 (b)(g)(l)		320	317,357
TIAA CLO IV Ltd.
Series 2018-1A, Class A1A
4.05% (LIBOR 3 Month + 1.23%), 1/20/32 (b)(g)(l)		250	249,284
Voya CLO Ltd.
Series 2016-3A, Class A1R
3.97% (LIBOR 3 Month + 1.19%), 10/18/31 (b)(g)(l)		500	497,611

Total Collateralized Loan Obligations (cost $1,370,000)			1,363,806

GOVERNMENTS - SOVEREIGN BONDS - 0.4%
Mexico - 0.1%
Mexico Government International Bond
3.60%, 1/30/25		200	199,800

Qatar - 0.1%
Qatar Government International Bond
3.875%, 4/23/23 (b)		250	257,188

Saudi Arabia - 0.2%
Saudi Government International Bond
4.00%, 4/17/25 (b)		251	255,957
4.375%, 4/16/29 (b)		200	208,404
5.25%, 1/16/50 (b)		200	213,470

			677,831

Total Governments-Sovereign Bonds (cost $1,089,705)			1,134,819

	Principal Amount (000)		U.S. $ Value
EMERGING MARKETS - SOVEREIGNS - 0.4%
Dominican Republic - 0.1%
Dominican Republic International Bond
5.95%, 1/25/27 (b)	U.S.$	190	$199,500

Egypt - 0.1%
Egypt Government International Bond
5.577%, 2/21/23 (b)		200	197,750

Ivory Coast - 0.0%
Ivory Coast Government International Bond
5.125%, 6/15/25 (b)	EUR	125	143,180

Nigeria - 0.1%
Nigeria Government International Bond
6.75%, 1/28/21 (b)	U.S.$	200	205,750

Sri Lanka - 0.1%
Sri Lanka Government International Bond
6.85%, 3/14/24 (b)(n)		200	203,921

Total Emerging Markets-Sovereigns (cost $939,696)			950,101

EMERGING MARKETS - CORPORATE BONDS - 0.2%
Industrial - 0.2%
Consumer Non - Cyclical - 0.1%
Minerva Luxembourg SA
6.50%, 9/20/26 (b)		200	197,737

Energy - 0.0%
Petrobras Global Finance BV
6.25%, 3/17/24		15	16,106

Transportation - Services - 0.1%
Rumo Luxembourg SARL
5.875%, 1/18/25 (b)		200	201,614

			415,457

Utility - 0.0%
Electric - 0.0%
Genneia SA
8.75%, 1/20/22 (b)		76	68,020
Terraform Global Operating LLC
6.125%, 3/01/26 (h)		42	41,058

			109,078

Total Emerging Markets-Corporate Bonds (cost $536,169)			524,535

QUASI-SOVEREIGNS - 0.1%
Quasi-Sovereign Bonds - 0.1%
Indonesia - 0.1%
Perusahaan Listrik Negara PT
5.45%, 5/21/28 (b)		200	213,713

	Principal Amount (000)		U.S. $ Value
Mexico - 0.0%
Petroleos Mexicanos
6.35%, 2/12/48	U.S.$	62	$54,654
6.50%, 1/23/29		59	58,281

			112,935

Total Quasi-Sovereigns (cost $311,251)			326,648

SHORT-TERM INVESTMENTS - 2.9%
U.S. Treasury Bills - 2.4%
U.S. Treasury Bill
Zero Coupon 4/04/19-4/11/19 (cost $6,112,582)		6,116	6,112,574

	Shares
Investment Companies - 0.5%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 2.38% (c)(d)(o) (cost $1,209,736)		1,209,736	1,209,736

Total Short-Term Investments (cost $7,322,318)			7,322,310

Total Investments Before Security Lending Collateral for Securities Loaned - 100.4% (cost $248,450,042)			260,118,435

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%
Investment Companies - 0.1%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 2.38% (c)(d)(o) (cost $209,500)		209,500	209,500

Total Investments - 100.5% (cost $248,659,542) (p)			260,327,935
Other assets less liabilities - (0.5)%			(1,174,930)

Net Assets - 100.0%			$259,153,005

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Canadian Bond Futures	5	June 2019	$520,223	$10,207
10 Yr Japan Bond (OSE) Futures	2	June 2019	2,766,038	12,891
10 Yr Mini Japan Government Bond Futures	25	June 2019	3,457,548	15,454

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Euro Buxl 30 Yr Bond Futures	8	June 2019	$1,719,957	$86,680
Euro-Schatz Futures	14	June 2019	1,758,512	3,283
Long Gilt Futures	3	June 2019	505,494	8,280
U.S. T-Note 2 Yr (CBT) Futures	71	June 2019	15,129,656	63,150
U.S. Ultra Bond (CBT) Futures	14	June 2019	2,352,000	87,183
Sold Contracts
Euro-BOBL Futures	24	June 2019	3,584,396	(31,256)
Euro-Bund Futures	2	June 2019	373,184	(7,451)
Euro-OAT Futures	5	June 2019	912,376	(24,807)
U.S. T-Note 5 Yr (CBT) Futures	122	June 2019	14,131,031	(148,838)
U.S. T-Note 10 Yr (CBT) Futures	25	June 2019	3,105,469	(53,630)

				$21,146

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	AUD	3,232	USD	2,302	4/23/19	$6,575
Barclays Bank PLC	BRL	3,536	USD	908	4/02/19	5,076
Barclays Bank PLC	USD	945	BRL	3,536	4/02/19	(42,181)
Barclays Bank PLC	EUR	211	USD	244	4/10/19	6,497
Barclays Bank PLC	USD	451	KRW	504,866	5/16/19	(6,367)
BNP Paribas SA	USD	650	EUR	572	4/10/19	(7,150)
BNP Paribas SA	USD	1,074	JPY	118,888	4/11/19	(808)
BNP Paribas SA	ILS	3,168	USD	867	4/16/19	(5,936)
BNP Paribas SA	CAD	1,105	USD	829	5/09/19	1,492
BNP Paribas SA	CAD	765	USD	571	5/09/19	(1,875)
Citibank, NA	BRL	1,708	USD	441	4/02/19	4,576
Citibank, NA	USD	438	BRL	1,708	4/02/19	(2,088)
Citibank, NA	GBP	450	USD	594	4/09/19	7,584
Citibank, NA	EUR	2,526	USD	2,841	4/10/19	5,842
Citibank, NA	JPY	110,457	USD	1,001	4/11/19	3,406
Citibank, NA	SEK	2,010	USD	218	4/12/19	1,510
Citibank, NA	USD	676	SEK	6,051	4/12/19	(24,991)
Citibank, NA	BRL	1,716	USD	431	5/03/19	(6,194)
Citibank, NA	KRW	505,966	USD	445	5/16/19	137
Citibank, NA	USD	883	CNY	5,929	6/12/19	(1,094)
Citibank, NA	USD	442	INR	31,042	7/16/19	(1,176)
Credit Suisse International	GBP	415	USD	547	4/09/19	5,652
Credit Suisse International	EUR	872	USD	981	4/10/19	3,088
Credit Suisse International	NOK	1,867	USD	218	4/12/19	1,092
Goldman Sachs Bank USA	BRL	1,611	USD	414	4/02/19	2,793
Goldman Sachs Bank USA	USD	414	BRL	1,611	4/02/19	(2,688)
Goldman Sachs Bank USA	USD	1,895	EUR	1,662	4/10/19	(29,441)
Goldman Sachs Bank USA	BRL	1,436	USD	361	5/03/19	(4,787)
Goldman Sachs Bank USA	BRL	8,485	USD	2,013	7/11/19	(137,539)
JPMorgan Chase Bank, NA	USD	413	PLN	1,549	4/08/19	(9,579)
JPMorgan Chase Bank, NA	USD	1,758	EUR	1,539	4/10/19	(31,072)
JPMorgan Chase Bank, NA	USD	653	NOK	5,566	4/12/19	(7,635)
JPMorgan Chase Bank, NA	USD	1,858	AUD	2,644	4/23/19	20,067
Morgan Stanley & Co., Inc.	NZD	1,711	USD	1,175	4/26/19	10,028
Morgan Stanley & Co., Inc.	BRL	1,900	USD	491	5/03/19	6,665
Natwest Markets PLC	BRL	217	USD	56	4/02/19	647
Natwest Markets PLC	USD	56	BRL	217	4/02/19	(266)
Natwest Markets PLC	JPY	781,686	USD	7,084	4/11/19	26,286
Natwest Markets PLC	USD	56	BRL	217	5/03/19	(648)
Standard Chartered Bank	EUR	1,359	USD	1,550	4/10/19	24,951
Standard Chartered Bank	USD	438	INR	30,983	7/16/19	2,013
State Street Bank & Trust Co.	USD	212	PLN	793	4/08/19	(5,001)
State Street Bank & Trust Co.	GBP	167	USD	221	4/09/19	4,309

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	EUR	430	GBP	379	4/10/19	$10,827
State Street Bank & Trust Co.	EUR	207	PLN	894	4/10/19	537
State Street Bank & Trust Co.	EUR	20,449	USD	23,555	4/10/19	600,267
State Street Bank & Trust Co.	SEK	3,621	EUR	348	4/10/19	1,294
State Street Bank & Trust Co.	USD	2,034	EUR	1,776	4/10/19	(40,467)
State Street Bank & Trust Co.	NOK	1,147	USD	134	4/12/19	1,454
State Street Bank & Trust Co.	ZAR	10,163	USD	709	4/17/19	6,110
State Street Bank & Trust Co.	ZAR	7,689	USD	526	4/17/19	(5,492)
State Street Bank & Trust Co.	USD	222	AUD	312	4/23/19	222
State Street Bank & Trust Co.	USD	470	NZD	690	4/26/19	(63)
State Street Bank & Trust Co.	CHF	1,069	USD	1,069	6/13/19	(12,585)
State Street Bank & Trust Co.	MXN	12,941	USD	669	6/13/19	9,956
State Street Bank & Trust Co.	USD	905	MXN	17,308	6/13/19	(23,641)
State Street Bank & Trust Co.	AUD	28	USD	20	6/17/19	(17)
State Street Bank & Trust Co.	EUR	117	USD	133	6/17/19	536
State Street Bank & Trust Co.	ILS	137	USD	38	6/17/19	138
State Street Bank & Trust Co.	JPY	6,330	USD	57	6/17/19	(220)
State Street Bank & Trust Co.	MXN	690	USD	35	6/17/19	(125)
State Street Bank & Trust Co.	USD	20	AUD	28	6/17/19	(4)
State Street Bank & Trust Co.	USD	38	CAD	50	6/17/19	(700)
State Street Bank & Trust Co.	USD	84	CHF	84	6/17/19	990
State Street Bank & Trust Co.	USD	43	EUR	38	6/17/19	(595)
State Street Bank & Trust Co.	USD	22	GBP	17	6/17/19	42
State Street Bank & Trust Co.	USD	67	GBP	51	6/17/19	(144)
State Street Bank & Trust Co.	USD	21	SGD	29	6/17/19	53
UBS AG	USD	853	EUR	745	4/10/19	(16,674)

						$353,469

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 31, 5 Year Index, 12/20/23*	(5.00)%	Quarterly	3.36%	USD	1,697	$(121,710)	$(112,951)	$(8,759)
CDX-NAHY Series 32, 5 Year Index, 6/20/24*	(5.00)%	Quarterly	3.49%	USD	3,529	$(240,827)	$(228,796)	$(12,031)

						$(362,537)	$(341,747)	$(20,790)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
USD	9,940	9/10/20	3 Month LIBOR	2.824%	Quarterly/Semi-Annual	$47,159	$	– 0	–	$47,159
SEK	31,055	4/02/21	3 Month STIBOR	0.098%	Quarterly/Annual	(1,091)		–0	–	(1,091)
SEK	31,055	4/02/21	3 Month STIBOR	0.098%	Quarterly/Annual	(1,091)		– 0	–	(1,091)
EUR	2,967	4/02/21	-0.198%	6 Month EURIBOR	Annual/Semi-Annual	(138)		– 0	–	(138)
EUR	2,953	4/02/21	-0.198%	6 Month EURIBOR	Annual/Semi-Annual	(137)		– 0	–	(137)
USD	4,130	9/10/23	3 Month LIBOR	2.883%	Quarterly/Semi-Annual	104,072		– 0	–	104,072
EUR	3,150	1/15/24	6 Month EURIBOR	0.201%	Semi-Annual/Annual	38,733		– 0	–	38,733
USD	295	11/08/26	1.657%	3 Month LIBOR	Semi-Annual/Quarterly	13,484		– 0	–	13,484
USD	1,870	9/10/48	2.980%	3 Month LIBOR	Semi-Annual/Quarterly	(158,759)		– 0	–	(158,759)

						$42,232	$	– 0	–	$42,232

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA
Sprint Communications, Inc., 7.000%, 8/15/20, 6/20/19*	(5.00)%	Quarterly	0.48%	USD	198	$(2,321)	$(553)	$(1,768)
Sprint Communications, Inc., 7.000%, 8/15/20, 6/20/19*	(5.00)	Quarterly	0.48	USD	172	(2,016)	(463)	(1,553)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup GlobalMarkets, Inc.
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	7.43%	USD	55	$(6,957)	$(7,593)	$636
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.43	USD	69	(8,723)	(10,771)	2,048
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.43	USD	11	(1,391)	(1,802)	411
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.43	USD	60	(7,590)	(8,091)	501
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.43	USD	70	(8,849)	(10,608)	1,759
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	2.75	USD	450	(9,725)	(9,006)	(719)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.43	USD	75	(9,482)	(11,314)	1,832
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.43	USD	165	(20,873)	(10,854)	(10,019)
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.43	USD	8	(1,012)	(954)	(58)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.43	USD	48	(6,072)	(6,150)	78
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.43	USD	79	(9,993)	(8,654)	(1,339)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.43	USD	9	(1,138)	(525)	(613)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.43	USD	53	(6,704)	(6,164)	(540)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.43	USD	52	(6,578)	(6,046)	(532)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	7.43%	USD	64	$(8,096)	$(4,314)	$(3,782)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.43	USD	53	(6,705)	(5,742)	(963)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.43	USD	75	(9,481)	(11,723)	2,242
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.43	USD	58	(7,332)	(9,639)	2,307
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.43	USD	82	(10,366)	(13,824)	3,458
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.43	USD	47	(5,946)	(4,130)	(1,816)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.43	USD	4	(506)	(364)	(142)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.43	USD	78	(9,867)	(10,794)	927
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.43	USD	5	(632)	(772)	140
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.43	USD	8	(1,012)	(743)	(269)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.43	USD	8	(1,012)	(803)	(209)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.43	USD	15	(1,898)	(1,647)	(251)

						$(172,277)	$(164,043)	$(8,234)

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	10,000	7/11/24	2.416%	CPI	#	Maturity	$(228,057)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).
(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the aggregate market value of these securities amounted to $34,681,644 or 13.4% of net assets.

(c)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(d)	Affiliated investments.
(e)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(g)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at March 31, 2019.
(h)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.13% of net assets as of March 31, 2019, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
JP Morgan Madison Avenue Securities Trust Series 2014-CH1, Class M2
6.736%, 11/25/24	11/06/15	$26,798	$29,390	0.01%
Morgan Stanley Capital I Trust Series 2015-XLF2, Class SNMA
4.434%, 11/15/26	11/16/15	89,609	89,687	0.03%
Terraform Global Operating LLC
6.125%, 3/01/26	2/08/18	42,000	41,058	0.02%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2
7.736%, 11/25/25	9/28/15	126,438	142,357	0.05%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2
7.986%, 11/25/25	9/28/15	39,892	46,190	0.02%

(i)	Inverse interest only security.
(j)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at March 31, 2019.
(k)	IO - Interest Only.
(l)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(m)	Illiquid security.
(n)	Represents entire or partial securities out on loan.
(o)	The rate shown represents the 7-day yield as of period end.
(p)

As of March 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $23,169,920 and gross unrealized depreciation of investments was $(11,341,761), resulting in net unrealized appreciation of $11,828,159.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro

GBP	-	Great British Pound
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PLN	-	Polish Zloty
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ABS	-	Asset-Backed Securities
ADR	-	American Depositary Receipt
BOBL	-	Bundesobligationen
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CPI	-	Consumer Price Index
EURIBOR	-	Euro Interbank Offered Rate
GDR	-	Global Depositary Receipt
LIBOR	-	London Interbank Offered Rates
OAT	-	Obligations Assimilables du Trésor
OSE	-	Osaka Securities Exchange
PJSC	-	Public Joint Stock Company
REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits
STIBOR	-	Stockholm Interbank Offered Rate
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

COUNTRY BREAKDOWN 1

March 31, 2019 (unaudited)

74.8%	United States
3.6%	Japan
2.9%	United Kingdom
2.7%	France
1.6%	Brazil
1.2%	Italy
1.0%	Spain
1.0%	Canada
0.9%	Belgium
0.8%	Switzerland
0.7%	Germany
0.5%	South Africa
5.5%	Other
2.8%	Short-Term

100.0%	Total Investments

1

All data are as of March 31, 2019. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.4% or less in the following countries: Argentina, Australia, Austria, Cayman Islands, Chile, China, Denmark, Dominican Republic, Egypt, Finland, Greece, Hong Kong, India, Indonesia, Ireland, Israel, Ivory Coast, Luxembourg, Malaysia, Mexico, Netherlands, New Zealand, Nigeria, Norway, Portugal, Qatar, Russia, Saudi Arabia, Singapore, South Korea, Sri Lanka, Sweden, Turkey and United Arab Emirates.

AB Variable Products Series Fund, Inc.

AB Balanced Wealth Strategy Portfolio

March 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2019:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$19,017,699		$67,974		$	– 0	–	$19,085,673
Financials	11,758,320		359,756			– 0	–	12,118,076
Real Estate	8,549,783		3,091,541			– 0	–	11,641,324
Health Care	10,497,429		505,484			– 0	–	11,002,913
Consumer Discretionary	9,947,826		407,656			– 0	–	10,355,482
Energy	6,694,382		2,982,872			– 0	–	9,677,254
Communication Services	9,057,499		269,404			– 0	–	9,326,903
Consumer Staples	6,515,751		368,422			– 0	–	6,884,173
Industrials	5,277,074		529,967			– 0	–	5,807,041
Materials	1,697,947		1,373,173			– 0	–	3,071,120
Utilities	2,119,242		121,530			– 0	–	2,240,772
Transportation	– 0	–	85,997			– 0	–	85,997
Health Care Equipment & Services	55,936		– 0	–		– 0	–	55,936
Consumer Services	39,514		– 0	–		– 0	–	39,514
Consumer Durables & Apparel	39,370		– 0	–		– 0	–	39,370
Banks	– 0	–	35,307			– 0	–	35,307
Investment Companies	68,276,820		– 0	–		– 0	–	68,276,820
Corporates - Investment Grade	– 0	–	22,041,598			– 0	–	22,041,598
Governments - Treasuries	– 0	–	18,105,273			– 0	–	18,105,273
Mortgage Pass-Throughs	– 0	–	7,146,511			– 0	–	7,146,511
Inflation-Linked Securities	– 0	–	6,376,967			– 0	–	6,376,967
Collateralized Mortgage Obligations	– 0	–	6,224,380			– 0	–	6,224,380
Corporates - Non-Investment Grade	– 0	–	5,390,451			– 0	–	5,390,451
Commercial Mortgage-Backed Securities	– 0	–	3,970,634			1,239,776		5,210,410
Emerging Markets - Treasuries	– 0	–	4,586,119			– 0	–	4,586,119
Covered Bonds	– 0	–	2,290,216			– 0	–	2,290,216
Asset-Backed Securities	– 0	–	758,153			622,463		1,380,616
Collateralized Loan Obligations	– 0	–	– 0	–		1,363,806		1,363,806
Governments - Sovereign Bonds	– 0	–	1,134,819			– 0	–	1,134,819
Emerging Markets - Sovereigns	– 0	–	950,101			– 0	–	950,101
Emerging Markets - Corporate Bonds	– 0	–	524,535			– 0	–	524,535
Quasi-Sovereigns	– 0	–	326,648			– 0	–	326,648
Short-Term Investments:
U.S. Treasury Bills	– 0	–	6,112,574			– 0	–	6,112,574
Investment Companies	1,209,736		– 0	–		– 0	–	1,209,736
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	209,500		– 0	–		– 0	–	209,500

Total Investments in Securities	160,963,828		96,138,062			3,226,045		260,327,935
Other Financial Instruments (a):
Assets:
Futures	287,128		– 0	–		– 0	–	287,128
Forward Currency Exchange Contracts	– 0	–	782,712			– 0	–	782,712
Centrally Cleared Interest Rate Swaps	– 0	–	203,448			– 0	–	203,448
Liabilities:
Futures	(265,982)		– 0	–		– 0	–	(265,982)
Forward Currency Exchange Contracts	– 0	–	(429,243)			– 0	–	(429,243)
Centrally Cleared Credit Default Swaps	– 0	–	(362,537)			– 0	–	(362,537)
Centrally Cleared Interest Rate Swaps	– 0	–	(161,216)			– 0	–	(161,216)
Credit Default Swaps	– 0	–	(172,277)			– 0	–	(172,277)
Inflation (CPI) Swaps	– 0	–	(228,057)			– 0	–	(228,057)

Total	$160,984,974		$95,770,892			$3,226,045		$259,981,911

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Commercial Mortgage Backed Securities		Asset-Backed Securities		Collateralized Loan Obligations
Balance as of 12/31/18	$1,312,564		$798,453		$1,355,132
Accrued discounts/(premiums)	209		95		– 0	–
Realized gain (loss)	(341)		270		– 0	–
Change in unrealized appreciation/depreciation	20,190		3,765		8,674
Purchases/Payups	100,000		– 0	–	– 0	–
Sales/Paydowns	(28,989)		(180,120)		– 0	–
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	(163,857)		– 0	–	– 0	–

Balance as of 3/31/19	$1,239,776		$622,463		$1,363,806

Net change in unrealized appreciation/depreciation from investments held as of 3/31/19	$20,190		$3,765		$8,674

	Total
Balance as of 12/31/18	$3,466,149
Accrued discounts/(premiums)	304
Realized gain (loss)	(71)
Change in unrealized appreciation/depreciation	32,629
Purchases/Payups	100,000
Sales/Paydowns	(209,109)
Transfers in to Level 3	– 0	–
Transfers out of Level 3	(163,857	) (a)

Balance as of 3/31/19	$3,226,045

Net change in unrealized appreciation/depreciation from investments held as of 3/31/19	$32,629

(a)	There were de minimis transfers under 1% of net assets during the reporting period.

As of March 31, 2019, all Level 3 securities were priced by third party vendors.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2019 is as follows:

														Distributions
Affiliated Issuer	Market Value 12/31/18 (000)	Purchases at Cost (000)			Sales Proceeds (000)			Realized Gain (Loss) (000)			Change in Unrealized Appr./(Depr.) (000)		Market Value 3/30/19 (000)	Dividend Income (000)			Realized Gains (000)
AB Discovery Growth Fund, Inc.	$2,778	$	– 0	–	$	– 0	–	$	– 0	–	$612		$3,390	$	– 0	–	$43
AB Discovery Value Fund, Inc.	2,913		– 0	–		– 0	–		– 0	–	342		3,255		– 0	–	6
Bernstein Fund, Inc. - International Small Cap Portfolio	7,779		– 0	–		– 0	–		– 0	–	755		8,534		– 0	–	– 0	–
Bernstein Fund, Inc. - International Strategic Equities Portfolio	27,140		– 0	–		497			– 0	–	2,623		29,266		– 0	–	– 0	–
Bernstein Fund, Inc. - Small Cap Core Portfolio	2,801		– 0	–		– 0	–		– 0	–	377		3,178		– 0	–	16
Government Money Market Portfolio	241		18,212			17,243			– 0	–	– 0	–	1,210		9		– 0	–
Government Money Market Portfolio*	155		1,299			1,244			– 0	–	– 0	–	210		1		– 0	–
Sanford C Bernstein Fund, Inc. - Emerging Markets Portfolio	3,686		– 0	–		– 0	–		– 0	–	559		4,245		– 0	–	– 0	–
Sanford C Bernstein Fund, Inc. - International Portfolio	14,880		– 0	–		– 0	–		– 0	–	1,530		16,410		– 0	–	– 0	–

Total	$62,373		$19,511			$18,984		$	– 0	–	$6,798		$69,697		$10		$65

*	Investments of cash collateral for securities lending transactions